Quarterly Holdings Report
for
Fidelity® International Index Fund
May 31, 2023
SPI-NPRT1-0723
1.816029.118
Common Stocks - 97.0%
	Shares	Value ($)
Australia - 7.4%
Ampol Ltd.	630,663	12,884,845
ANZ Group Holdings Ltd.	7,948,506	118,230,613
APA Group unit	3,122,306	20,390,275
Aristocrat Leisure Ltd.	1,561,960	37,743,541
ASX Ltd.	512,344	22,471,328
Aurizon Holdings Ltd.	4,871,106	11,279,543
BHP Group Ltd.	13,408,763	366,487,089
BlueScope Steel Ltd.	1,221,188	14,710,838
Brambles Ltd.	3,677,716	32,868,421
Cochlear Ltd.	174,088	27,562,663
Coles Group Ltd.	3,541,848	41,422,235
Commonwealth Bank of Australia	4,468,639	281,303,287
Computershare Ltd.	1,517,902	22,076,461
DEXUS Property Group unit	2,846,240	15,199,475
EBOS Group Ltd. (a)	405,671	10,281,644
Endeavour Group Ltd.	3,791,762	15,217,389
Flutter Entertainment PLC (Ireland) (b)	466,932	91,161,275
Fortescue Metals Group Ltd.	4,483,224	56,047,693
Glencore PLC	28,252,190	144,486,038
Goodman Group unit	4,479,128	57,191,000
IDP Education Ltd.	662,873	9,408,036
IGO Ltd.	1,804,723	16,739,558
Insurance Australia Group Ltd.	6,483,567	21,887,456
Lendlease Group unit	1,824,226	9,373,886
Macquarie Group Ltd.	971,702	107,915,118
Medibank Private Ltd.	7,288,201	16,923,979
Mineral Resources Ltd.	459,686	21,166,405
Mirvac Group unit	10,442,535	15,622,398
National Australia Bank Ltd.	8,306,880	139,911,473
Newcrest Mining Ltd.	2,367,335	39,934,760
Northern Star Resources Ltd.	3,044,638	25,566,768
Orica Ltd.	1,201,935	11,953,701
Origin Energy Ltd.	4,559,440	24,704,179
Pilbara Minerals Ltd.	7,142,368	20,487,772
Qantas Airways Ltd. (b)	2,355,574	10,189,018
QBE Insurance Group Ltd.	3,939,184	37,459,981
Ramsay Health Care Ltd.	485,194	18,105,653
REA Group Ltd.	139,854	12,510,834
Reece Ltd.	598,270	7,066,868
Rio Tinto Ltd.	982,814	68,402,036
Rio Tinto PLC	2,979,864	176,084,832
Santos Ltd.	8,737,761	41,362,176
Scentre Group unit	13,736,100	24,212,891
SEEK Ltd.	891,801	13,649,093
Sonic Healthcare Ltd.	1,180,766	27,026,949
South32 Ltd.	12,078,541	30,879,399
Stockland Corp. Ltd. unit	6,317,308	17,504,736
Suncorp Group Ltd.	3,351,684	28,995,368
Telstra Group Ltd.	10,701,612	30,349,365
The GPT Group unit	5,069,259	13,815,685
The Lottery Corp. Ltd.	5,890,267	19,079,994
Transurban Group unit	8,152,777	78,696,131
Treasury Wine Estates Ltd.	1,910,249	14,438,099
Vicinity Centres unit	10,239,672	12,355,032
Washington H. Soul Pattinson & Co. Ltd.	620,895	12,972,020
Wesfarmers Ltd.	3,002,501	93,098,403
Westpac Banking Corp.	9,287,079	124,923,341
WiseTech Global Ltd.	439,130	21,373,851
Woodside Energy Group Ltd.	5,025,351	111,196,114
Woolworths Group Ltd.	3,225,283	78,754,615
TOTAL AUSTRALIA		3,005,113,626
Austria - 0.2%
Erste Group Bank AG	909,941	29,441,690
Mondi PLC	1,285,066	19,902,045
OMV AG	389,746	17,363,867
Verbund AG	180,210	13,589,797
Voestalpine AG (a)	307,800	9,534,635
TOTAL AUSTRIA		89,832,034
Belgium - 0.8%
Ageas	426,838	17,031,706
Anheuser-Busch InBev SA NV	2,298,904	122,635,023
D'ieteren Group	57,542	9,945,624
Elia Group SA/NV	77,840	9,410,279
Groupe Bruxelles Lambert SA	263,144	20,274,275
KBC Group NV	662,464	43,322,033
Sofina SA	40,788	8,414,471
Solvay SA Class A	196,180	20,478,990
UCB SA	334,618	29,157,518
Umicore SA	554,404	15,407,663
Warehouses de Pauw	431,954	12,115,418
TOTAL BELGIUM		308,193,000
Brazil - 0.0%
Yara International ASA	438,228	16,352,321
Burkina Faso - 0.0%
Endeavour Mining PLC	491,909	13,167,757
Chile - 0.1%
Antofagasta PLC	1,044,791	17,383,056
China - 0.5%
BOC Hong Kong (Holdings) Ltd.	9,794,032	29,080,225
Budweiser Brewing Co. APAC Ltd. (c)	4,556,784	11,452,408
ESR Group Ltd. (c)	5,243,784	7,741,336
Prosus NV	2,121,389	139,809,251
SITC International Holdings Co. Ltd.	3,550,319	6,166,228
Wilmar International Ltd.	5,084,008	14,699,750
TOTAL CHINA		208,949,198
Denmark - 3.1%
A.P. Moller - Maersk A/S:
Series A	8,229	13,808,216
Series B	13,273	22,338,306
Carlsberg A/S Series B	260,624	39,355,683
Chr. Hansen Holding A/S	279,185	20,245,636
Coloplast A/S Series B	314,423	39,581,287
Danske Bank A/S (b)	1,825,473	37,129,686
Demant A/S (b)	243,893	9,270,290
DSV A/S	492,678	94,940,928
Genmab A/S (b)	174,645	68,312,263
Novo Nordisk A/S Series B	4,381,423	705,106,964
Novozymes A/S Series B	541,348	26,085,784
ORSTED A/S (c)	500,680	43,839,550
Pandora A/S	240,125	19,129,621
Rockwool International A/S Series B	24,191	5,767,657
Tryg A/S	952,942	21,680,622
Vestas Wind Systems A/S (b)	2,672,792	76,128,071
TOTAL DENMARK		1,242,720,564
Finland - 1.1%
Elisa Corp. (A Shares)	376,522	21,089,133
Fortum Corp.	1,187,488	15,777,473
Kesko Oyj	722,972	13,666,699
Kone OYJ (B Shares)	899,593	45,645,963
Metso Corp.	1,755,243	19,202,695
Neste OYJ	1,119,770	42,335,137
Nokia Corp.	14,161,309	57,288,540
Nordea Bank ABP	8,587,771	84,423,175
Orion Oyj (B Shares)	283,487	11,996,532
Sampo Oyj (A Shares)	1,217,213	55,972,418
Stora Enso Oyj (R Shares)	1,539,950	19,497,493
UPM-Kymmene Corp.	1,412,717	42,387,193
Wartsila Corp.	1,252,865	14,181,995
TOTAL FINLAND		443,464,446
France - 10.0%
Accor SA	487,325	16,132,325
Adevinta ASA Class B (b)	771,255	5,398,688
Aeroports de Paris SA	78,576	11,934,963
Air Liquide SA	990,710	165,996,181
Airbus Group NV	1,568,951	206,042,946
Alstom SA	855,871	23,620,311
Amundi SA (c)	161,839	9,099,259
Arkema SA	148,995	12,979,752
AXA SA	4,855,489	137,656,446
bioMerieux SA	109,644	10,974,465
BNP Paribas SA	2,940,181	170,937,092
Bollore SA	2,343,283	15,003,364
Bouygues SA	545,102	17,456,479
Bureau Veritas SA	778,149	19,737,747
Capgemini SA	436,445	75,948,815
Carrefour SA	1,571,410	28,920,843
Compagnie de St.-Gobain	1,296,843	71,804,926
Compagnie Generale des Etablissements Michelin SCA Series B	1,795,444	51,233,571
Covivio	125,449	6,133,388
Credit Agricole SA (a)	3,203,188	36,608,207
Danone SA	1,699,303	100,579,910
Dassault Aviation SA	65,966	11,154,849
Dassault Systemes SA	1,767,025	77,647,459
Edenred SA	660,543	42,419,749
Eiffage SA	194,505	20,711,635
Engie SA	4,834,071	72,688,062
EssilorLuxottica SA	770,108	138,654,492
EssilorLuxottica SA rights (a)(b)(d)	761,519	2,629,180
Eurazeo SA	115,301	7,875,371
Gecina SA	121,688	12,454,423
Getlink SE	946,207	16,061,043
Hermes International SCA	83,823	170,398,246
Ipsen SA	99,820	11,534,010
Kering SA	197,027	105,342,818
Klepierre SA	569,451	12,891,973
L'Oreal SA	435,474	186,446,569
L'Oreal SA (b)	201,944	86,461,570
La Francaise des Jeux SAEM (c)	278,048	10,717,231
Legrand SA	706,170	66,771,830
LVMH Moet Hennessy Louis Vuitton SE	730,822	638,978,290
Orange SA	4,928,243	58,859,459
Pernod Ricard SA	546,159	117,983,829
Publicis Groupe SA	605,783	44,990,188
Remy Cointreau SA	60,488	9,294,246
Renault SA	508,717	17,011,769
Safran SA	904,655	130,968,547
Sartorius Stedim Biotech	73,193	19,214,761
SEB SA	65,905	6,185,146
Societe Generale Series A	1,925,140	44,509,828
Sodexo SA (b)	84,696	9,148,214
Sodexo SA	149,463	16,143,849
Teleperformance	156,478	23,399,581
Thales SA	278,181	38,744,402
TotalEnergies SE	6,261,437	353,338,023
Unibail-Rodamco-Westfield NV (a)(b)	312,174	14,281,623
Valeo SA	547,772	10,515,822
Veolia Environnement SA	1,796,703	53,044,298
VINCI SA	1,406,607	159,854,483
Vivendi SA	1,897,410	16,813,293
Wendel SA	70,491	7,406,692
Worldline SA (b)(c)	633,089	24,598,366
TOTAL FRANCE		4,062,344,897
Germany - 7.8%
adidas AG	428,767	69,710,098
Allianz SE	1,067,447	228,592,284
BASF AG	2,365,794	112,512,756
Bayer AG	2,600,176	145,116,744
Bayerische Motoren Werke AG (BMW)	876,534	95,491,620
Bechtle AG	216,768	8,498,878
Beiersdorf AG	266,811	33,980,898
Brenntag SE	408,928	32,074,628
Carl Zeiss Meditec AG	106,530	11,939,261
Commerzbank AG	2,817,411	28,308,388
Continental AG	291,134	19,381,108
Covestro AG (b)(c)	511,369	19,710,480
Daimler Truck Holding AG	1,306,823	39,531,226
Deutsche Bank AG	5,129,893	51,960,155
Deutsche Borse AG	502,875	86,979,163
Deutsche Lufthansa AG (b)	1,581,931	15,488,883
Deutsche Post AG	2,663,746	120,118,573
Deutsche Telekom AG	8,578,447	190,317,571
E.ON SE	5,942,200	71,836,795
Evonik Industries AG	555,171	11,123,701
Fresenius Medical Care AG & Co. KGaA	543,606	23,270,384
Fresenius SE & Co. KGaA	1,118,038	30,581,862
GEA Group AG	400,866	16,835,202
Hannover Reuck SE	159,588	34,150,839
HeidelbergCement AG	383,294	27,400,934
HelloFresh AG (a)(b)	432,995	10,288,674
Henkel AG & Co. KGaA	271,892	19,506,774
Infineon Technologies AG	3,456,348	128,676,424
Knorr-Bremse AG	191,973	13,128,692
LEG Immobilien AG (a)	196,148	10,170,733
Mercedes-Benz Group AG (Germany)	2,265,197	169,331,569
Merck KGaA	342,064	59,506,642
MTU Aero Engines AG	141,771	32,702,121
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	370,796	132,378,844
Nemetschek SE	152,846	11,965,738
Puma AG	279,452	13,298,402
Rational AG	13,541	9,082,419
Rheinmetall AG	115,289	29,132,142
RWE AG	1,673,428	69,975,008
SAP SE	2,763,743	362,397,883
Scout24 AG (c)	198,511	12,731,304
Siemens AG	2,011,477	331,014,476
Siemens Energy AG (a)(b)	1,375,071	34,893,370
Siemens Healthineers AG (c)	746,369	42,203,293
Symrise AG	351,453	37,638,033
Talanx AG	167,617	9,343,497
Telefonica Deutschland Holding AG (a)	2,362,051	6,652,838
Volkswagen AG	78,021	11,807,178
Vonovia SE	1,895,739	34,880,467
Vonovia SE rights (b)(d)	1,875,391	1,703,915
Wacker Chemie AG	48,317	6,414,170
Zalando SE (a)(b)(c)	592,935	17,137,634
TOTAL GERMANY		3,142,874,671
Hong Kong - 2.3%
AIA Group Ltd.	30,821,346	296,291,761
CK Asset Holdings Ltd.	5,229,612	28,183,518
CK Infrastructure Holdings Ltd.	1,667,115	9,218,637
CLP Holdings Ltd.	4,346,731	31,668,806
Futu Holdings Ltd. ADR (a)(b)	145,613	5,367,295
Hang Lung Properties Ltd.	4,763,249	7,542,898
Hang Seng Bank Ltd.	2,023,986	27,062,472
Henderson Land Development Co. Ltd.	3,844,333	12,197,499
HKT Trust/HKT Ltd. unit	10,030,718	12,809,887
Hong Kong & China Gas Co. Ltd.	29,632,354	26,716,781
Hong Kong Exchanges and Clearing Ltd.	3,187,859	116,677,891
Hongkong Land Holdings Ltd.	2,934,662	12,589,700
Jardine Matheson Holdings Ltd.	421,193	20,221,476
Link (REIT)	6,693,564	38,893,954
MTR Corp. Ltd.	4,103,566	18,892,088
New World Development Co. Ltd.	3,996,665	9,544,488
Power Assets Holdings Ltd.	3,666,422	19,735,735
Prudential PLC	7,286,855	95,747,765
Sino Land Ltd.	9,732,053	12,652,185
Sun Hung Kai Properties Ltd.	3,834,663	48,824,257
Swire Pacific Ltd. (A Shares)	1,145,705	7,652,226
Swire Properties Ltd.	3,096,466	7,378,893
Techtronic Industries Co. Ltd.	3,641,889	33,789,021
WH Group Ltd. (c)	22,073,765	11,529,567
Wharf Real Estate Investment Co. Ltd.	4,419,825	21,815,635
Xinyi Glass Holdings Ltd.	4,366,500	6,457,365
TOTAL HONG KONG		939,461,800
Ireland - 0.6%
AerCap Holdings NV (b)	439,255	25,072,675
AIB Group PLC	3,537,646	14,490,286
Bank of Ireland Group PLC	2,832,462	26,624,878
CRH PLC	1,959,635	92,735,113
Kerry Group PLC Class A	421,801	41,109,696
Kingspan Group PLC (Ireland)	409,171	27,151,488
Smurfit Kappa Group PLC	688,518	24,455,847
TOTAL IRELAND		251,639,983
Israel - 0.6%
Azrieli Group	112,309	5,905,060
Bank Hapoalim BM (Reg.)	3,361,190	27,040,486
Bank Leumi le-Israel BM	4,085,839	28,632,791
Check Point Software Technologies Ltd. (b)	255,695	31,913,293
Elbit Systems Ltd. (Israel)	70,422	14,386,164
Icl Group Ltd.	2,047,395	11,149,004
Israel Discount Bank Ltd. (Class A)	3,273,766	15,765,453
Mizrahi Tefahot Bank Ltd.	408,380	13,099,941
NICE Ltd. (b)	168,148	33,822,912
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	2,939,919	21,167,417
Tower Semiconductor Ltd. (b)	291,008	12,041,011
Wix.com Ltd. (b)	142,854	10,888,332
TOTAL ISRAEL		225,811,864
Italy - 2.0%
Amplifon SpA	329,558	11,371,100
Assicurazioni Generali SpA	2,682,534	50,795,293
Coca-Cola HBC AG	582,859	17,314,133
Davide Campari Milano NV	1,383,406	18,055,204
DiaSorin SpA	66,639	6,852,367
Enel SpA	21,526,600	135,488,488
Eni SpA	6,144,318	81,760,918
Ferrari NV (Italy)	333,613	95,069,276
FinecoBank SpA	1,616,200	21,438,972
Infrastrutture Wireless Italiane SpA (c)	889,505	11,314,424
Intesa Sanpaolo SpA	42,718,451	99,211,663
Mediobanca SpA	1,460,755	16,074,624
Moncler SpA	545,153	36,897,453
Nexi SpA (b)(c)	1,562,076	12,235,584
Poste Italiane SpA (c)	1,382,682	14,330,191
Prysmian SpA	674,216	24,985,611
Recordati SpA	276,737	12,015,566
Snam SpA	5,337,194	27,897,091
Telecom Italia SpA (b)	26,372,823	6,985,460
Terna - Rete Elettrica Nazionale	3,724,036	31,176,232
UniCredit SpA	4,879,782	94,093,295
TOTAL ITALY		825,362,945
Japan - 21.9%
Advantest Corp.	506,942	65,166,562
AEON Co. Ltd.	1,730,767	34,286,143
AGC, Inc.	541,730	19,791,177
Aisin Seiki Co. Ltd.	389,867	11,221,006
Ajinomoto Co., Inc.	1,191,861	46,374,150
Ana Holdings, Inc. (b)	422,912	9,394,672
Asahi Group Holdings	1,274,728	49,488,633
ASAHI INTECC Co. Ltd.	575,099	10,959,181
Asahi Kasei Corp.	3,320,827	22,521,627
Astellas Pharma, Inc.	4,789,543	75,780,888
Azbil Corp.	304,255	9,641,384
Bandai Namco Holdings, Inc.	1,586,495	37,246,906
BayCurrent Consulting, Inc.	349,600	12,822,221
Bridgestone Corp.	1,511,077	61,581,878
Brother Industries Ltd.	613,964	8,919,168
Canon, Inc.	2,647,402	65,620,937
Capcom Co. Ltd.	458,510	17,902,705
Central Japan Railway Co.	381,607	46,414,491
Chiba Bank Ltd.	1,402,880	8,770,203
Chubu Electric Power Co., Inc.	1,705,257	20,354,153
Chugai Pharmaceutical Co. Ltd.	1,777,522	47,840,446
Concordia Financial Group Ltd.	2,805,040	10,871,858
CyberAgent, Inc.	1,138,655	8,074,582
Dai Nippon Printing Co. Ltd.	580,059	16,549,324
Dai-ichi Mutual Life Insurance Co.	2,488,998	42,777,001
Daifuku Co. Ltd.	804,220	16,329,721
Daiichi Sankyo Kabushiki Kaisha	4,895,517	159,198,279
Daikin Industries Ltd.	698,195	132,488,595
Daito Trust Construction Co. Ltd.	164,193	15,614,981
Daiwa House Industry Co. Ltd.	1,587,032	41,485,523
Daiwa House REIT Investment Corp.	5,834	12,247,945
Daiwa Securities Group, Inc.	3,530,695	16,041,126
DENSO Corp.	1,146,948	70,887,272
Dentsu Group, Inc.	536,310	17,245,066
Disco Corp.	243,723	35,453,892
East Japan Railway Co.	800,239	44,157,455
Eisai Co. Ltd.	667,143	42,463,478
ENEOS Holdings, Inc.	7,626,031	25,386,350
FANUC Corp.	2,538,330	86,820,666
Fast Retailing Co. Ltd.	463,223	108,653,348
Fuji Electric Co. Ltd.	335,851	14,149,976
FUJIFILM Holdings Corp.	987,625	60,487,379
Fujitsu Ltd.	465,661	59,224,927
GLP J-REIT	11,849	12,569,763
GMO Payment Gateway, Inc.	111,477	8,817,345
Hakuhodo DY Holdings, Inc.	618,694	6,492,235
Hamamatsu Photonics K.K.	371,355	18,950,899
Hankyu Hanshin Holdings, Inc.	605,652	19,279,143
Hikari Tsushin, Inc.	53,645	7,766,156
Hirose Electric Co. Ltd.	78,797	10,700,443
Hitachi Construction Machinery Co. Ltd.	284,662	7,048,871
Hitachi Ltd.	2,482,813	143,382,117
Honda Motor Co. Ltd.	4,075,085	115,955,435
Hoshizaki Corp.	287,547	10,360,567
Hoya Corp.	944,718	119,102,614
Hulic Co. Ltd.	1,016,034	8,481,231
Ibiden Co. Ltd.	298,199	16,309,179
Idemitsu Kosan Co. Ltd.	551,922	10,727,470
Iida Group Holdings Co. Ltd.	419,770	6,941,684
INPEX Corp.	2,569,165	26,995,429
Isuzu Motors Ltd.	1,543,145	17,987,206
Itochu Corp.	3,146,003	106,601,688
ITOCHU Techno-Solutions Corp.	254,105	6,620,500
Japan Airlines Co. Ltd.	381,806	7,305,902
Japan Exchange Group, Inc.	1,329,056	21,754,260
Japan Post Bank Co. Ltd.	3,906,475	29,188,161
Japan Post Holdings Co. Ltd.	5,808,550	41,044,446
Japan Post Insurance Co. Ltd.	528,916	7,960,788
Japan Real Estate Investment Corp.	3,384	12,872,923
Japan Retail Fund Investment Corp.	18,499	13,091,702
Japan Tobacco, Inc.	3,176,076	69,300,348
JFE Holdings, Inc.	1,301,767	16,107,994
JSR Corp.	468,866	11,324,128
Kajima Corp.	1,119,296	15,705,894
Kansai Electric Power Co., Inc.	1,863,383	21,345,482
Kao Corp.	1,233,143	42,973,424
Kawasaki Kisen Kaisha Ltd.	365,000	8,212,991
KDDI Corp.	3,961,442	122,137,331
Keio Corp.	272,202	9,592,764
Keisei Electric Railway Co.	342,183	13,139,631
Keyence Corp.	514,928	250,580,430
Kikkoman Corp.	359,241	21,220,552
Kintetsu Group Holdings Co. Ltd.	479,375	15,878,813
Kirin Holdings Co. Ltd.	2,056,222	30,690,211
Kobayashi Pharmaceutical Co. Ltd.	134,337	7,597,887
Kobe Bussan Co. Ltd.	398,228	10,990,035
Koei Tecmo Holdings Co. Ltd.	311,356	5,244,949
Koito Manufacturing Co. Ltd.	553,200	10,410,841
Komatsu Ltd.	2,447,547	57,831,148
Konami Group Corp.	265,840	14,100,539
Kose Corp.	88,186	8,861,324
Kubota Corp.	2,679,277	37,057,002
Kurita Water Industries Ltd.	276,799	11,344,140
Kyocera Corp.	849,511	48,327,466
Kyowa Hakko Kirin Co., Ltd.	714,630	13,746,337
Lasertec Corp.	199,662	31,349,578
LIXIL Group Corp.	759,857	9,816,922
M3, Inc.	1,168,111	26,057,700
Makita Corp.	592,914	16,086,237
Marubeni Corp.	4,045,685	57,843,205
MatsukiyoCocokara & Co.	302,700	16,229,456
Mazda Motor Corp.	1,505,026	12,767,700
McDonald's Holdings Co. (Japan) Ltd.	228,722	9,406,618
Meiji Holdings Co. Ltd.	582,566	13,066,706
Minebea Mitsumi, Inc.	960,685	18,541,410
Misumi Group, Inc.	753,364	16,492,088
Mitsubishi Chemical Holdings Corp.	3,388,953	19,053,055
Mitsubishi Corp.	3,280,696	131,533,952
Mitsubishi Electric Corp.	5,114,569	66,774,814
Mitsubishi Estate Co. Ltd.	2,979,316	34,118,647
Mitsubishi Heavy Industries Ltd.	848,239	35,956,932
Mitsubishi UFJ Financial Group, Inc.	30,222,368	200,972,346
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,328,682	12,652,519
Mitsui & Co. Ltd.	3,474,961	109,841,940
Mitsui Chemicals, Inc.	451,746	11,429,425
Mitsui Fudosan Co. Ltd.	2,384,743	45,572,426
Mitsui OSK Lines Ltd.	910,225	20,742,612
Mizuho Financial Group, Inc.	6,384,464	93,850,841
MonotaRO Co. Ltd.	663,483	9,238,522
MS&AD Insurance Group Holdings, Inc.	1,134,848	39,081,290
Murata Manufacturing Co. Ltd.	1,520,317	88,856,711
NEC Corp.	649,900	30,553,346
Nexon Co. Ltd.	1,033,551	21,112,407
NGK Insulators Ltd.	618,851	7,475,516
Nidec Corp.	1,104,706	54,743,769
Nintendo Co. Ltd.	2,749,830	116,768,766
Nippon Building Fund, Inc.	4,052	16,228,358
Nippon Express Holdings, Inc.	191,797	10,778,902
Nippon Paint Holdings Co. Ltd.	2,509,682	19,292,083
Nippon Prologis REIT, Inc.	5,822	12,210,216
Nippon Sanso Holdings Corp.	458,544	9,412,782
Nippon Shinyaku Co. Ltd.	139,489	6,387,510
Nippon Steel & Sumitomo Metal Corp.	2,138,721	41,684,528
Nippon Telegraph & Telephone Corp.	3,163,441	89,875,677
Nippon Yusen KK	1,282,744	27,367,354
Nissan Chemical Corp.	336,700	14,644,909
Nissan Motor Co. Ltd.	6,143,971	22,882,356
Nisshin Seifun Group, Inc.	523,630	6,573,328
Nissin Food Holdings Co. Ltd.	163,345	13,939,868
Nitori Holdings Co. Ltd.	212,004	25,860,456
Nitto Denko Corp.	396,424	28,254,013
Nomura Holdings, Inc.	7,702,488	27,070,126
Nomura Real Estate Holdings, Inc.	290,426	7,035,261
Nomura Real Estate Master Fund, Inc.	11,233	13,214,346
Nomura Research Institute Ltd.	1,021,288	25,694,345
NTT Data Corp.	1,670,349	23,941,769
Obayashi Corp.	1,718,519	13,864,097
OBIC Co. Ltd.	184,533	29,919,975
Odakyu Electric Railway Co. Ltd.	780,231	11,379,360
Oji Holdings Corp.	2,281,959	8,795,349
Olympus Corp.	3,183,665	48,386,224
OMRON Corp.	463,951	28,055,174
Ono Pharmaceutical Co. Ltd.	1,027,102	19,205,868
Open House Group Co. Ltd.	207,281	7,974,349
Oracle Corp. Japan	101,822	7,805,196
Oriental Land Co. Ltd.	2,887,680	108,335,929
ORIX Corp.	3,104,712	52,935,535
Osaka Gas Co. Ltd.	992,541	15,736,753
Otsuka Corp.	301,681	11,389,500
Otsuka Holdings Co. Ltd.	1,033,444	38,342,582
Pan Pacific International Holdings Ltd.	1,007,668	17,206,116
Panasonic Holdings Corp.	5,845,505	61,054,475
Persol Holdings Co. Ltd.	469,893	8,890,278
Rakuten Group, Inc. (a)	2,527,375	10,448,721
Recruit Holdings Co. Ltd.	3,815,373	116,720,972
Renesas Electronics Corp. (b)	3,369,196	54,531,113
Resona Holdings, Inc.	5,663,626	25,752,069
Ricoh Co. Ltd.	1,451,834	12,150,285
ROHM Co. Ltd.	231,755	19,644,906
SBI Holdings, Inc. Japan	648,722	12,152,625
SCSK Corp.	413,752	6,557,075
Secom Co. Ltd.	555,656	36,436,198
Seiko Epson Corp.	764,220	11,623,055
Sekisui Chemical Co. Ltd.	966,498	13,353,732
Sekisui House Ltd.	1,630,802	31,878,624
Seven & i Holdings Co. Ltd.	1,994,229	83,662,433
SG Holdings Co. Ltd.	847,417	12,456,559
Sharp Corp.	602,554	3,459,847
Shimadzu Corp.	626,854	19,436,636
SHIMANO, Inc.	205,085	32,251,300
SHIMIZU Corp.	1,460,747	8,869,851
Shin-Etsu Chemical Co. Ltd.	4,821,595	148,439,272
Shionogi & Co. Ltd.	691,497	31,066,277
Shiseido Co. Ltd.	1,058,675	48,213,120
Shizuoka Financial Group	1,181,221	8,698,602
SMC Corp.	151,559	81,672,706
SoftBank Corp.	7,601,888	81,007,727
SoftBank Group Corp.	2,723,462	107,162,763
Sompo Holdings, Inc.	828,211	33,823,941
Sony Group Corp.	3,337,701	313,010,883
Square Enix Holdings Co. Ltd.	227,033	10,184,506
Subaru Corp.	1,628,644	28,043,186
Sumco Corp.	926,943	13,246,320
Sumitomo Chemical Co. Ltd.	3,726,108	11,125,505
Sumitomo Corp.	2,981,237	56,415,082
Sumitomo Electric Industries Ltd.	1,890,917	22,448,065
Sumitomo Metal Mining Co. Ltd.	654,657	19,875,824
Sumitomo Mitsui Financial Group, Inc.	3,456,464	140,269,094
Sumitomo Mitsui Trust Holdings, Inc.	876,972	30,899,503
Sumitomo Realty & Development Co. Ltd.	756,054	18,282,045
Suntory Beverage & Food Ltd.	367,971	13,548,834
Suzuki Motor Corp.	974,918	32,202,208
Sysmex Corp.	444,014	29,093,155
T&D Holdings, Inc.	1,325,105	18,089,716
Taisei Corp.	449,644	14,313,089
Takeda Pharmaceutical Co. Ltd.	4,187,833	133,282,328
TDK Corp.	1,028,939	39,436,815
Terumo Corp.	1,781,019	54,277,457
TIS, Inc.	582,289	16,341,288
Tobu Railway Co. Ltd.	499,808	13,093,840
Toho Co. Ltd.	296,163	11,670,087
Tokio Marine Holdings, Inc.	4,769,979	106,784,656
Tokyo Electric Power Co., Inc. (b)	4,040,837	13,950,422
Tokyo Electron Ltd.	1,185,880	161,286,293
Tokyo Gas Co. Ltd.	1,035,843	22,073,697
Tokyu Corp.	1,405,668	18,180,612
Toppan, Inc.	647,845	13,870,602
Toray Industries, Inc.	3,670,635	19,422,158
Toshiba Corp.	1,089,041	35,166,664
Tosoh Corp.	688,567	7,932,173
Toto Ltd.	351,330	10,679,222
Toyota Industries Corp.	388,063	24,009,353
Toyota Motor Corp.	28,067,325	382,327,673
Toyota Tsusho Corp.	562,258	24,778,497
Trend Micro, Inc.	354,097	16,875,680
Unicharm Corp.	1,068,022	40,697,138
USS Co. Ltd.	544,173	8,862,218
Welcia Holdings Co. Ltd.	249,728	5,284,035
West Japan Railway Co.	581,267	24,368,782
Yakult Honsha Co. Ltd.	339,570	22,057,122
Yamaha Corp.	371,796	14,757,092
Yamaha Motor Co. Ltd.	787,897	19,453,549
Yamato Holdings Co. Ltd.	754,007	13,816,471
Yaskawa Electric Corp.	635,214	26,899,427
Yokogawa Electric Corp.	604,259	11,415,106
Z Holdings Corp.	7,071,431	17,617,037
ZOZO, Inc.	329,950	6,735,172
TOTAL JAPAN		8,876,269,586
Jordan - 0.0%
Hikma Pharmaceuticals PLC	438,059	9,762,304
Korea (South) - 0.0%
Delivery Hero AG (a)(b)(c)	458,956	17,170,232
Luxembourg - 0.1%
ArcelorMittal SA:
(Netherlands)	1,278,631	31,749,107
rights (b)(d)	1,377,894	295,911
Eurofins Scientific SA	357,091	23,527,653
TOTAL LUXEMBOURG		55,572,671
Macau - 0.1%
Galaxy Entertainment Group Ltd. (b)	5,781,889	35,848,605
Sands China Ltd. (b)	6,426,206	20,803,954
TOTAL MACAU		56,652,559
Netherlands - 5.3%
ABN AMRO Bank NV GDR (Bearer) (c)	1,068,913	15,544,544
Adyen BV (b)(c)	57,435	94,069,465
AEGON NV	4,466,373	19,645,447
AEGON NV rights 6/20/23 (b)(d)	4,694,504	602,155
Akzo Nobel NV	451,098	33,964,664
Argenx SE (b)	147,364	57,398,457
ASM International NV (Netherlands)	124,079	53,767,409
ASML Holding NV (Netherlands)	1,066,980	771,774,938
Euronext NV (c)	226,791	15,066,210
EXOR NV	287,000	23,824,092
Heineken Holding NV	304,910	25,926,801
Heineken NV (Bearer)	686,012	69,280,127
IMCD NV	150,839	22,661,131
ING Groep NV (Certificaten Van Aandelen)	9,579,634	118,031,504
JDE Peet's BV	332,659	9,664,643
Koninklijke Ahold Delhaize NV	2,582,316	81,868,646
Koninklijke KPN NV	8,548,640	29,409,435
Koninklijke Philips Electronics NV	2,463,717	46,546,023
NN Group NV	663,664	23,920,646
OCI NV	279,248	6,205,569
Randstad NV	292,131	14,320,190
Shell PLC:
(London)	18,123,806	498,277,618
rights (b)(d)	18,480,484	5,326,045
Universal Music Group NV (d)	2,168,540	43,017,443
Universal Music Group NV rights (b)	1,884,752	543,945
Wolters Kluwer NV	681,564	77,806,338
Wolters Kluwer NV rights (b)(d)	669,012	843,826
TOTAL NETHERLANDS		2,159,307,311
New Zealand - 0.3%
Auckland International Airport Ltd. (b)	3,313,353	17,711,239
Fisher & Paykel Healthcare Corp.	1,533,411	21,473,083
Mercury Nz Ltd.	1,835,108	7,250,673
Meridian Energy Ltd.	3,418,405	10,932,787
Spark New Zealand Ltd.	4,952,586	15,391,984
Xero Ltd. (b)	379,818	27,163,435
TOTAL NEW ZEALAND		99,923,201
Norway - 0.6%
Aker BP ASA	836,400	18,174,418
DNB Bank ASA	2,461,769	41,239,398
Equinor ASA	2,521,314	63,998,680
Gjensidige Forsikring ASA	529,234	8,891,925
Kongsberg Gruppen ASA	234,612	9,396,992
Mowi ASA	1,163,310	19,964,555
Norsk Hydro ASA	3,562,085	21,558,904
Orkla ASA	1,987,658	14,300,136
Salmar ASA	192,063	8,461,001
Telenor ASA	1,851,854	19,018,698
TOTAL NORWAY		225,004,707
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(e)	2,598,658	28
Energias de Portugal SA	7,752,409	37,803,241
Galp Energia SGPS SA Class B	1,302,574	13,778,412
Jeronimo Martins SGPS SA	749,509	18,089,971
TOTAL PORTUGAL		69,671,652
Singapore - 1.6%
CapitaLand Ascendas REIT	8,902,138	17,773,994
CapitaLand Investment Ltd.	6,885,779	16,854,195
CapitaMall Trust	14,078,284	20,821,244
City Developments Ltd.	1,323,615	6,606,819
DBS Group Holdings Ltd.	4,793,971	107,415,012
Genting Singapore Ltd.	16,005,284	11,953,958
Grab Holdings Ltd. (a)(b)	4,944,010	14,733,150
Jardine Cycle & Carriage Ltd.	261,500	6,251,790
Keppel Corp. Ltd.	3,854,685	17,986,440
Mapletree Logistics Trust (REIT)	9,148,299	11,229,887
Mapletree Pan Asia Commercial Trust	6,240,752	7,614,613
Oversea-Chinese Banking Corp. Ltd.	8,961,637	81,312,790
Sea Ltd. ADR (b)	965,680	55,439,689
Seatrium Ltd. (b)	108,358,328	9,855,856
Singapore Airlines Ltd.	3,545,411	16,805,505
Singapore Exchange Ltd.	2,269,245	15,572,427
Singapore Technologies Engineering Ltd.	4,132,329	11,184,149
Singapore Telecommunications Ltd.	21,854,719	40,241,256
STMicroelectronics NV (France)	1,808,903	78,735,354
United Overseas Bank Ltd.	3,346,484	69,141,299
UOL Group Ltd.	1,229,789	5,774,725
Venture Corp. Ltd.	734,148	8,235,617
TOTAL SINGAPORE		631,539,769
South Africa - 0.2%
Anglo American PLC (United Kingdom)	3,363,666	92,663,237
Spain - 2.5%
Acciona SA	65,341	10,567,245
ACS Actividades de Construccion y Servicios SA	552,110	18,365,480
Aena SME SA (c)	198,505	31,021,008
Amadeus IT Holding SA Class A	1,192,330	85,567,612
Banco Bilbao Vizcaya Argentaria SA	15,959,696	104,930,028
Banco Santander SA (Spain)	43,548,330	142,273,676
CaixaBank SA	10,920,492	40,136,426
Cellnex Telecom SA (c)	1,495,857	60,615,116
Corp. ACCIONA Energias Renovables SA (b)	174,314	5,798,410
EDP Renovaveis SA	678,319	13,471,525
EDP Renovaveis SA	8,759	173,955
Enagas SA	658,739	12,572,172
Endesa SA	840,684	18,178,822
Ferrovial SA	1,347,635	41,702,100
Grifols SA (b)	789,486	9,151,896
Iberdrola SA	15,407,328	188,151,604
Industria de Diseno Textil SA	2,886,992	96,586,543
Naturgy Energy Group SA	333,610	9,492,578
Red Electrica Corporacion SA	1,074,141	18,192,426
Repsol SA	3,513,298	47,613,731
Telefonica SA	13,756,858	58,587,210
TOTAL SPAIN		1,013,149,563
Sweden - 3.0%
Alfa Laval AB	767,069	27,553,355
ASSA ABLOY AB (B Shares)	2,653,296	59,006,549
Atlas Copco AB:
(A Shares)	7,094,886	103,787,781
(B Shares)	4,148,199	52,216,589
Beijer Ref AB (B Shares)	891,693	13,188,294
Boliden AB	710,541	21,636,804
Embracer Group AB (a)(b)	1,736,093	3,992,352
Epiroc AB:
(A Shares)	1,743,480	30,624,276
(B Shares)	1,033,631	15,611,430
EQT AB	941,426	17,793,036
Ericsson (B Shares)	7,726,146	39,950,738
Essity AB (B Shares)	1,612,615	42,857,237
Evolution AB (c)	485,088	63,725,967
Fastighets AB Balder (b)	1,726,365	5,797,079
Getinge AB (B Shares)	605,697	13,925,929
H&M Hennes & Mauritz AB (B Shares) (a)	1,739,958	21,739,448
Hexagon AB (B Shares)	5,496,498	63,854,475
Holmen AB (B Shares)	248,655	9,403,787
Husqvarna AB (B Shares)	1,111,227	8,202,260
Industrivarden AB:
(A Shares)	345,012	9,283,575
(C Shares) (a)	409,118	10,936,907
Indutrade AB	723,480	17,013,960
Investment AB Latour (B Shares)	392,307	7,768,921
Investor AB:
(A Shares)	1,160,820	23,865,068
(B Shares)	4,576,255	93,049,141
Kinnevik AB (B Shares) (b)	642,567	9,222,416
L E Lundbergforetagen AB	201,857	8,396,602
Lifco AB	617,578	13,038,125
Nibe Industrier AB (B Shares)	4,011,382	38,277,392
Saab AB (B Shares)	212,008	11,542,263
Sagax AB	505,143	9,952,227
Sandvik AB	2,822,651	49,589,784
Securitas AB (B Shares) (a)	1,302,663	9,593,692
Skandinaviska Enskilda Banken AB (A Shares)	4,277,660	44,720,740
Skanska AB (B Shares)	900,938	11,872,144
SKF AB (B Shares)	902,215	14,291,708
Svenska Cellulosa AB SCA (B Shares) (a)	1,604,328	21,274,148
Svenska Handelsbanken AB (A Shares)	3,861,368	30,571,137
Swedbank AB (A Shares)	2,247,545	34,391,055
Swedish Orphan Biovitrum AB (b)	451,131	9,062,695
Tele2 AB (B Shares)	1,414,957	12,856,370
Telia Co. AB	6,499,687	15,156,520
Volvo AB:
(A Shares) (a)	537,997	10,371,457
(B Shares)	3,986,339	73,560,551
Volvo Car AB (a)(b)	1,578,193	5,421,684
TOTAL SWEDEN		1,209,947,668
Switzerland - 6.1%
ABB Ltd. (Reg.)	4,160,028	151,953,933
Adecco SA (Reg.)	423,503	12,629,527
Alcon, Inc. (Switzerland)	1,322,550	102,609,259
Bachem Holding AG (B Shares)	89,328	9,376,620
Baloise Holdings AG	121,224	18,621,178
Banque Cantonale Vaudoise	79,715	8,021,828
Barry Callebaut AG	9,443	19,088,183
BKW AG	55,898	10,022,666
Clariant AG (Reg.)	571,283	8,236,010
Compagnie Financiere Richemont SA Series A	1,381,573	219,967,798
DSM-Firmenich AG (b)	462,614	51,446,542
Dufry AG (b)	300,000	13,561,351
Ems-Chemie Holding AG	18,575	14,378,671
Geberit AG (Reg.)	90,197	47,774,947
Givaudan SA	24,439	80,394,449
Helvetia Holding AG (Reg.)	98,242	13,947,505
Julius Baer Group Ltd.	565,870	34,570,416
Kuehne & Nagel International AG	143,817	40,914,614
Lindt & Spruengli AG	283	34,242,767
Lindt & Spruengli AG (participation certificate)	2,679	32,033,280
Logitech International SA (Reg.)	435,245	27,890,089
Lonza Group AG	197,097	123,224,850
Novartis AG	5,424,997	519,968,195
Partners Group Holding AG	60,067	54,134,498
Schindler Holding AG:
(participation certificate)	107,840	22,331,731
(Reg.)	62,055	12,441,661
SGS SA (Reg.)	396,734	35,214,907
Sig Group AG	809,386	22,075,376
Sika AG	386,548	105,767,743
Sonova Holding AG	137,592	35,261,019
Straumann Holding AG	295,420	43,173,650
Swatch Group AG (Bearer)	76,493	22,727,429
Swatch Group AG (Bearer) (Reg.)	139,780	7,842,721
Swiss Life Holding AG	81,589	47,121,399
Swiss Prime Site AG	203,052	17,133,732
Swisscom AG	68,554	43,416,906
Temenos Group AG	168,803	14,223,379
UBS Group AG	8,395,769	158,927,321
VAT Group AG (c)	71,458	29,446,267
Zurich Insurance Group Ltd.	398,223	186,267,360
TOTAL SWITZERLAND		2,452,381,777
United Arab Emirates - 0.0%
NMC Health PLC (b)	250,069	750
United Kingdom - 11.3%
3i Group PLC	2,576,000	62,841,441
Abrdn PLC	5,298,141	13,082,386
Admiral Group PLC	561,782	16,247,768
Ashtead Group PLC	1,160,693	70,748,359
Associated British Foods PLC	928,644	21,087,933
AstraZeneca PLC (United Kingdom)	4,101,957	597,452,599
Auto Trader Group PLC (c)	2,431,306	19,080,945
Aviva PLC	7,372,185	36,150,622
BAE Systems PLC	8,081,515	93,402,492
Barclays PLC	41,148,974	77,712,913
Barratt Developments PLC	2,604,690	14,995,202
Berkeley Group Holdings PLC	285,017	13,919,511
BP PLC	46,832,754	263,107,603
British American Tobacco PLC (United Kingdom)	5,621,914	177,959,408
British Land Co. PLC	2,331,063	9,946,060
BT Group PLC	18,400,683	33,613,274
Bunzl PLC	893,831	34,957,541
Burberry Group PLC	1,001,017	26,821,933
Centrica PLC	15,049,488	22,025,034
CK Hutchison Holdings Ltd.	7,095,546	42,776,819
CNH Industrial NV	2,708,317	34,594,295
Coca-Cola European Partners PLC	544,403	33,965,303
Compass Group PLC	4,618,239	126,559,201
Croda International PLC	369,590	28,044,840
DCC PLC (United Kingdom)	261,347	14,944,967
Diageo PLC	5,967,511	248,084,649
Entain PLC	1,558,501	25,571,418
Halma PLC	1,004,706	30,107,779
Hargreaves Lansdown PLC	941,529	9,395,487
HSBC Holdings PLC (United Kingdom)	52,877,291	387,553,838
Imperial Brands PLC	2,323,505	48,981,670
Informa PLC	3,683,514	31,937,288
InterContinental Hotel Group PLC	458,868	30,193,850
Intertek Group PLC	427,125	22,071,122
J Sainsbury PLC	4,364,763	14,692,354
JD Sports Fashion PLC	6,858,768	12,968,586
Johnson Matthey PLC	485,628	10,450,877
Just Eat Takeaway.com NV (b)(c)	553,095	8,365,115
Kingfisher PLC	5,131,076	14,758,979
Land Securities Group PLC	1,864,459	13,962,149
Legal & General Group PLC	15,809,214	44,857,854
Lloyds Banking Group PLC	175,365,152	96,620,761
London Stock Exchange Group PLC	1,062,824	113,301,987
M&G PLC	5,934,166	14,630,739
National Grid PLC	9,732,770	134,090,209
NatWest Group PLC	15,176,682	49,175,228
Next PLC	323,132	25,508,385
Ocado Group PLC (b)	1,531,230	7,028,614
Pearson PLC	1,705,781	16,924,871
Persimmon PLC	845,338	12,634,472
Phoenix Group Holdings PLC	1,985,685	13,644,793
Reckitt Benckiser Group PLC	1,895,424	147,391,170
RELX PLC (London Stock Exchange)	5,036,241	157,506,741
Rentokil Initial PLC	6,669,442	53,052,601
Rolls-Royce Holdings PLC (b)	22,146,436	39,564,799
Sage Group PLC	2,710,821	29,371,216
Schroders PLC	2,133,307	12,090,381
Segro PLC	3,200,809	31,757,611
Severn Trent PLC	665,738	22,964,455
Smith & Nephew PLC	2,311,508	34,631,527
Smiths Group PLC	932,137	18,622,081
Spirax-Sarco Engineering PLC	195,248	26,534,503
SSE PLC	2,885,698	67,683,712
St. James's Place PLC	1,450,681	20,121,007
Standard Chartered PLC (United Kingdom)	6,370,334	50,208,853
Taylor Wimpey PLC	9,347,476	13,278,939
Tesco PLC	19,368,788	62,937,160
Unilever PLC	6,685,611	334,514,829
United Utilities Group PLC	1,804,558	22,728,397
Vodafone Group PLC	60,724,142	57,744,508
Whitbread PLC	534,852	21,862,716
Wise PLC (b)	1,627,126	11,747,664
WPP PLC	2,844,234	30,232,045
TOTAL UNITED KINGDOM		4,590,098,438
United States of America - 7.3%
CSL Ltd.	1,276,670	254,429,320
CyberArk Software Ltd. (a)(b)	108,578	16,800,274
Experian PLC	2,432,658	85,830,283
GSK PLC	10,838,012	181,907,584
Haleon PLC	13,442,710	53,175,517
Holcim AG	1,467,170	90,438,566
James Hardie Industries PLC CDI	1,169,960	28,834,308
Monday.com Ltd. (b)	50,539	9,107,128
Nestle SA (Reg. S)	7,278,400	862,754,617
QIAGEN NV (Germany) (b)	602,749	27,194,992
Roche Holding AG:
(Bearer)	84,679	28,544,005
(participation certificate)	1,859,499	592,266,969
Sanofi SA	3,003,337	304,590,126
Schneider Electric SA	1,435,915	248,411,653
Stellantis NV (Italy)	5,953,454	90,249,242
Swiss Re Ltd.	798,304	79,957,498
Tenaris SA	1,250,029	15,517,379
TOTAL UNITED STATES OF AMERICA		2,970,009,461
TOTAL COMMON STOCKS (Cost $34,983,087,900)		39,321,797,048

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
France - 0.2%
Air Liquide SA (b)	395,122	66,203,776
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	156,957	16,131,214
Dr. Ing. h.c. F. Porsche AG Series F (c)	301,388	37,418,145
Henkel AG & Co. KGaA	450,719	35,973,433
Porsche Automobil Holding SE (Germany)	405,264	22,573,479
Sartorius AG (non-vtg.)	69,366	23,244,557
Volkswagen AG	545,853	68,385,394
TOTAL GERMANY		203,726,222
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $233,538,220)		269,929,998

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $39,858,056)	40,000,000	39,842,928

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	862,199,313	862,371,753
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	160,270,996	160,287,023
TOTAL MONEY MARKET FUNDS (Cost $1,022,658,776)		1,022,658,776

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $36,279,142,952)	40,654,228,750
NET OTHER ASSETS (LIABILITIES) - (0.3)% (j)	(121,043,702)
NET ASSETS - 100.0%	40,533,185,048

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9,192	Jun 2023	943,742,640	10,904,273	10,904,273

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $640,163,641 or 1.6% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,842,928.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $302,450 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,214,264,555	1,287,860,989	1,639,753,791	9,379,294	-	-	862,371,753	2.1%
Fidelity Securities Lending Cash Central Fund 5.14%	184,667,013	363,218,781	387,598,771	741,880	-	-	160,287,023	0.6%
Total	1,398,931,568	1,651,079,770	2,027,352,562	10,121,174	-	-	1,022,658,776

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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